Provisions - Summary of Changes to Decommissioning Liability (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of Provisions [line items]
Decommissioning liability change due to discount rate change	6.50%
Top of range [member]
Disclosure of Provisions [line items]
Decommissioning liability change due to discount rate change	7.00%